Other Current Assets (Details) - Schedule of other current assets - USD ($)		Mar. 31, 2023	Mar. 31, 2022
Schedule of other current assets [Abstract]
Prepaid rental expenses	[1]	$ 530,611	$ 847,682
Prepaid and other current assets		85,397	77,115
Total		$ 616,008	$ 924,797

[1]	The balance as of March 31, 2023 and March 31, 2022 includes short-term refundable rental security deposits.